Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Aegon N.V [member]
Statement [LineItems]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which PricewaterhouseCoopers Accountants N.V. (NL)

	2022	2021	2022	2021

Audit fees	35	31	10	9

Audit-related service fees	10	3	1	1

Tax	1	-	-	-

Other services	-	-	-	-

Total	45	35	12	10